As filed with the Securities and Exchange Commission on December 17, 2002

                                               Securities Act File No. 2-69877
                                      Investment Company Act File No. 811-3111
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                        ______________________________

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     |X|
                          Pre-Effective Amendment No.                   | |
                        Post-Effective Amendment No. 28                 | |
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                  |X|
                               Amendment No. 29                         |X|
                       (Check appropriate box or boxes)
                        ______________________________

                            CMA(R) TAX-EXEMPT FUND
              (Exact Name of Registrant as Specified in Charter)
                        ______________________________

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)

     (Registrant's Telephone Number, including Area Code): (609) 282-2800

                        ______________________________

                                TERRY K. GLENN
                            CMA(R) Tax-Exempt Fund
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)
                        ______________________________

                                  Copies to:

        Counsel for the Fund:                     Philip L. Kirstein, Esq.
   SIDLEY AUSTIN BROWN & WOOD LLP                FUND ASSET MANAGEMENT, L.P.
         787 Seventh Avenue                             P.O. Box 9011
    New York, New York 10019-6018             Princeton, New Jersey 08543-9011
Attention: Thomas R. Smith, Jr., Esq.

                          Jeffrey S. Alexander, Esq.
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           1400 Merrill Lynch Drive
                         Pennington, New Jersey 08534
                        ______________________________

It is proposed that this filing will become effective (check appropriate box)
     |_|  immediately upon filing pursuant to paragraph (b)
     |X|  on January 16, 2003 pursuant to paragraph (b)
     |_|  60 days after filing pursuant to paragraph (a)(1)
     |_|  on (date) pursuant to paragraph (a)(1)
     |_|  75 days after filing pursuant to paragraph (a)(2)
     |_|  on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
     |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                        ______________________________

     Title of Securities Being Registered: Shares of Beneficial Interest,
                           par value $.10 per share.
                        ______________________________

    Master Tax-Exempt Trust also has executed this Registration Statement.

==============================================================================

     Parts A, B and C to the CMA Tax-Exempt Fund's ( the "Fund") Post-Effective Amendment No. 27 to the Fund's Registration Statement under the Securities Act of 1933, as amended, (the "Securities Act") and Amendment No. 28 to the Fund's Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on November 15, 2002 (the "Post-Effective Amendment"), are herein incorporated by reference. The Fund is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of December 18, 2002. It is proposed that the Post-Effective Amendment becomes effective on January 16, 2003, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the Commission, acting pursuant to Section 8(a) of the Securities Act may determine.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 17th day of December, 2002.

                                      CMA TAX-EXEMPT FUND
                                            (Registrant)


                           By:  /s/ Donald C. Burke
                                -----------------------------------------------
                                (Donald C. Burke, Vice President and Treasurer)

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

                 Signatures                                 Title                               Date
                 ----------                                 -----                               ----

               TERRY K. GLENN*                      President and Trustee
----------------------------------------------  (Principal Executive Officer)
              (Terry K. Glenn)

               DONALD C. BURKE*                 Vice President and Treasurer
----------------------------------------------     (Principal Financial and
              (Donald C. Burke)                      Accounting Officer)

              RONALD W. FORBES*                            Trustee
----------------------------------------------
             (Ronald W. Forbes)

           CYNTHIA A. MONTGOMERY*                          Trustee
----------------------------------------------
           (Cynthia A. Montgomery)

             CHARLES C. REILLY*                            Trustee
----------------------------------------------
             (Charles C. Reilly)

               KEVIN A. RYAN*                              Trustee
----------------------------------------------
               (Kevin A. Ryan)

             ROSCOE S. SUDDARTH*                           Trustee
----------------------------------------------
            (Roscoe S. Suddarth)

              RICHARD R. WEST*                             Trustee
----------------------------------------------
              (Richard R. West)

             EDWARD D. ZINBARG*                            Trustee
----------------------------------------------
             (Edward D. Zinbarg)

*By: /s/ Donald C. Burke                                                                 December 17, 2002
    ------------------------------------------
    (Donald C. Burke, Attorney-in-Fact)

     Master Tax-Exempt Trust hereby certifies that CMA Tax-Exempt Fund meets all requirements for effectiveness of this Registration Statement of CMA Tax Exempt Fund pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement of CMA Tax-Exempt Fund to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 17th day of December 2002.

                                     MASTER TAX-EXEMPT TRUST
                                             (Registrant)


                           By:  /s/ Donald C. Burke
                                -----------------------------------------------
                                (Donald C. Burke, Vice President and Treasurer)

     Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following person in the capacities and on the date indicated.

                 Signatures                                 Title                               Date
                 ----------                                 -----                               ----

               TERRY K. GLENN*                      President and Trustee
----------------------------------------------  (Principal Executive Officer)
              (Terry K. Glenn)

               DONALD C. BURKE*                 Vice President and Treasurer
----------------------------------------------     (Principal Financial and
              (Donald C. Burke)                      Accounting Officer)

              RONALD W. FORBES*                            Trustee
----------------------------------------------
             (Ronald W. Forbes)

           CYNTHIA A. MONTGOMERY*                          Trustee
----------------------------------------------
           (Cynthia A. Montgomery)

             CHARLES C. REILLY*                            Trustee
----------------------------------------------
             (Charles C. Reilly)

               KEVIN A. RYAN*                              Trustee
----------------------------------------------
               (Kevin A. Ryan)

             ROSCOE S. SUDDARTH*                           Trustee
----------------------------------------------
            (Roscoe S. Suddarth)

              RICHARD R. WEST*                             Trustee
----------------------------------------------
              (Richard R. West)

             EDWARD D. ZINBARG*                            Trustee
----------------------------------------------
             (Edward D. Zinbarg)

*By: /s/ Donald C. Burke                                                                 December 17, 2002
    ------------------------------------------
    (Donald C. Burke, Attorney-in-Fact)